Other Non-Current Assets (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 817	€ 808
Pre-funded pension obligations	325	271
Long-term prepaid expenses	95	114
Long-term loans and advances and other non-current receivables	587	591
Total	3,333	3,218
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	1,161	1,088
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Instruments at fair value through other comprehensive income	€ 347	€ 346